Document and Entity Information	Jan. 27, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Entity Information, Former Legal or Registered Name	Trebia Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Unless the context otherwise requires, “we,” “us,” “our,” “System1” and the “Company” refer to System1, Inc., a Delaware corporation (f/k/a Trebia Acquisition Corp., a Cayman Islands exempted company), and its consolidated subsidiaries following the closing of the Business Combination. Unless the context otherwise requires, references to “Trebia” refer to Trebia Acquisition Corp., prior to the closing of the Business Combination (“Trebia”). All references herein to the “Board” refer to the board of directors of the Company.The Company is filing this Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission (the “SEC”) on February 2, 2022 (the “Original Form 8-K”) by amending and restating the “Security Ownership of Certain Beneficial Owners and Management” table previously set forth in Item 2.01 of the Original Form 8-K. Except as expressly set forth herein, this Amendment does not amend, modify or update the disclosures contained in the Original Form 8-K. Terms used in this Amendment but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the Original Form 8-K.
Entity Central Index Key	0001805833
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	41 Madison Avenue
Entity Address, Address Line Two	Suite 2020
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Class A ordinary shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common stock, $0.0001 par value per share
Trading Symbol	SST
Security Exchange Name	NYSE
Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A common stock share at an exercise price of $11.50 per share
Trading Symbol	SST.WS
Security Exchange Name	NYSE